Share-based payment (Narrative) (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($) item	Dec. 31, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018	Dec. 31, 2021 shares	Jun. 30, 2019 shares
Disclosure Of Share-based Payment [Line Items]
Number of instruments granted in share-based payment arrangement | $	800,000
Number of shares issued		61,029,772			60,238,026
Description of maximum term of options granted for share-based payment arrangement				10-year
Year of Issuance 2018 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of shares issued						131,330
Year of issuance 2016 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of shares issued						1,353,517
Value Creation Plan [Member]
Disclosure Of Share-based Payment [Line Items]
Maximum Awards Payable in Variable Number of Shares in Share-based Payment Arrangement			3,024,172
Stock market price | $ / shares			$ 19.42
Share based compensation arrangement shares vesting percentage		50.00%	50.00%
Value Creation Plan [Member] | Director
Disclosure Of Share-based Payment [Line Items]
Percentage of shares under share based compensation			20.00%
Minimum
Disclosure Of Share-based Payment [Line Items]
Number of salaries | item	3
Maximum
Disclosure Of Share-based Payment [Line Items]
Number of salaries | item	6
Number of shares issued					5,000,000